PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

5     PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	December 31,
	2022	2023
	RMB	RMB
Furniture	19,592	18,277
Office equipment	161,001	164,261
Leasehold improvements	134,782	80,782
Total property and equipment	315,375	263,320
Less: accumulated depreciation	(237,379)	(197,256)
Property and equipment, net	77,996	66,064

Depreciation expense for property and equipment was allocated to the following:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cost of revenues	58,097	55,911	38,026
Selling and marketing expenses	4,629	3,390	2,188
General and administrative expenses	8,072	6,456	4,921
Research and development expenses	677	140	2
Total	71,475	65,897	45,137